First Quarter Report
August 31, 2023 (Unaudited)
Columbia Adaptive Risk Allocation Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	19,250,661	201,361,911
Total Alternative Strategies Funds (Cost $199,471,426)		201,361,911

Common Stocks 5.0%
Issuer	Shares	Value ($)
Real Estate 5.0%
Health Care REITs 0.6%
Healthcare Realty Trust, Inc.	67,100	1,175,592
Healthpeak Properties, Inc.	265,497	5,463,928
Omega Healthcare Investors, Inc.	30,700	976,874
Sabra Health Care REIT, Inc.	322,300	4,038,419
Welltower, Inc.(b)	84,480	7,001,703
Total		18,656,516
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	37,300	560,246
Host Hotels & Resorts, Inc.	112,808	1,781,239
Park Hotels & Resorts, Inc.	99,900	1,281,717
RLJ Lodging Trust	26,300	262,737
Ryman Hospitality Properties, Inc.	9,900	841,797
Sunstone Hotel Investors, Inc.	35,800	321,484
Total		5,049,220
Industrial REITs 0.9%
Americold Realty Trust, Inc.	48,200	1,621,930
First Industrial Realty Trust, Inc.	99,935	5,190,624
Prologis, Inc.(b)	159,727	19,838,093
Terreno Realty Corp.	76,900	4,682,441
Total		31,333,088
Office REITs 0.2%
Alexandria Real Estate Equities, Inc.	29,524	3,434,822
Brandywine Realty Trust	288,600	1,443,000
Corporate Office Properties Trust	19,200	496,896
Cousins Properties, Inc.	26,300	618,050
Easterly Government Properties, Inc.	26,900	359,653
Highwoods Properties, Inc.	59,900	1,427,417
Total		7,779,838
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 1.1%
AvalonBay Communities, Inc.(b)	45,680	8,396,897
Centerspace	2,638	170,784
Elme Communities	12,600	193,788
Equity Residential	63,800	4,136,154
Essex Property Trust, Inc.(b)	32,600	7,771,514
Independence Realty Trust, Inc.	51,900	873,477
Invitation Homes, Inc.	169,620	5,782,346
Sun Communities, Inc.	41,174	5,040,521
UDR, Inc.	58,054	2,316,355
Veris Residential, Inc.(c)	11,100	206,571
Total		34,888,407
Retail REITs 0.7%
Brixmor Property Group, Inc.	166,478	3,659,187
Federal Realty Investment Trust	46,344	4,538,931
NNN REIT, Inc.	30,800	1,213,212
Realty Income Corp.	113,233	6,345,577
Simon Property Group, Inc.(b)	74,027	8,401,324
SITE Centers Corp.	33,064	441,405
Total		24,599,636
Specialized REITs 1.3%
Digital Realty Trust, Inc.	21,300	2,805,636
EPR Properties	18,700	837,386
Equinix, Inc.	19,980	15,611,972
Extra Space Storage, Inc.(b)	51,825	6,668,841
Four Corners Property Trust, Inc.	21,900	551,004
Gaming and Leisure Properties, Inc.	120,595	5,716,203
Iron Mountain, Inc.	54,900	3,488,346
Lamar Advertising Co., Class A	15,031	1,371,128
Outfront Media, Inc.	44,200	501,670
Public Storage	14,300	3,952,234
SBA Communications Corp.	6,900	1,549,257
Total		43,053,677
Total Real Estate		165,360,382
Total Common Stocks (Cost $168,380,140)		165,360,382
2	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
Foreign Government Obligations(d),(e) 13.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.2%
Republic of Austria Government Bond(f),(g)
02/20/2030	0.000%	EUR	8,021,000	7,210,422
Belgium 0.7%
Kingdom of Belgium Government Bond(f)
06/22/2033	3.000%	EUR	22,500,000	24,225,820
China 2.2%
China Development Bank
07/18/2032	2.960%	CNY	110,000,000	15,298,765
China Government Bond
11/21/2029	3.130%	CNY	38,350,000	5,464,833
05/21/2030	2.680%	CNY	52,200,000	7,213,295
05/15/2032	2.760%	CNY	110,000,000	15,240,342
05/25/2033	2.670%	CNY	146,000,000	20,167,964
04/15/2053	3.190%	CNY	63,000,000	9,141,328
Total				72,526,527
France 1.3%
French Republic Government Bond OAT(f),(g)
11/25/2030	0.000%	EUR	12,178,000	10,790,264
French Republic Government Bond OAT(f)
05/25/2033	3.000%	EUR	20,300,000	22,047,697
05/25/2036	1.250%	EUR	7,807,000	6,783,690
05/25/2045	3.250%	EUR	4,695,464	5,000,071
Total				44,621,722
Italy 1.3%
Italy Buoni Poliennali Del Tesoro(f)
05/01/2031	6.000%	EUR	9,990,000	12,422,212
05/01/2033	4.400%	EUR	21,553,000	24,092,729
02/01/2037	4.000%	EUR	7,350,000	7,781,595
Total				44,296,536
Japan 4.0%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	2,812,450,000	18,786,747
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	1,417,800,000	8,427,124
09/20/2041	0.500%	JPY	1,391,000,000	8,387,256
03/20/2042	0.800%	JPY	1,325,400,000	8,387,713
03/20/2043	1.100%	JPY	4,088,000,000	26,951,055
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	1,068,800,000	5,799,456
06/20/2051	0.700%	JPY	1,028,650,000	5,672,570
09/20/2051	0.700%	JPY	1,022,300,000	5,627,149
12/20/2051	0.700%	JPY	1,015,450,000	5,576,166
03/20/2052	1.000%	JPY	968,200,000	5,759,274
03/20/2053	1.400%	JPY	3,042,000,000	19,948,348
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	2,573,000,000	15,533,937
Total				134,856,795
Netherlands 1.2%
Netherlands Government Bond(f)
07/15/2026	0.500%	EUR	25,223,000	25,614,848
Netherlands Government Bond(f),(g)
07/15/2031	0.000%	EUR	14,666,000	12,901,831
Total				38,516,679
South Korea 0.7%
Korea Treasury Bond
06/10/2033	3.250%	KRW	30,000,000,000	21,805,685
Spain 1.3%
Spain Government Bond(f)
04/30/2033	3.150%	EUR	29,660,000	31,421,168
07/30/2035	1.850%	EUR	9,888,000	8,953,373
07/30/2041	4.700%	EUR	2,073,000	2,492,032
Total				42,866,573
United Kingdom 0.5%
United Kingdom Gilt(f)
10/22/2028	1.625%	GBP	10,885,000	12,063,617
01/22/2045	3.500%	GBP	3,257,133	3,485,463
Total				15,549,080
Total Foreign Government Obligations (Cost $515,897,439)				446,475,839

Inflation-Indexed Bonds(d) 12.8%

Australia 0.4%
Australia Government Bond(f)
11/21/2027	0.750%	AUD	4,784,993	3,050,147
08/21/2035	2.000%	AUD	3,853,998	2,606,264
08/21/2040	1.250%	AUD	2,363,324	1,420,652
Australia Government Index-Linked Bond(f)
09/20/2025	3.000%	AUD	11,361,427	7,686,332
Total				14,763,395
Canada 0.1%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	2,184,706	1,878,012
12/01/2036	3.000%	CAD	1,483,602	1,236,044
12/01/2041	2.000%	CAD	1,192,935	891,837
Total				4,005,893

Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 1.6%
France Government Bond OAT(f)
07/25/2030	0.700%	EUR	18,734,841	20,796,379
07/25/2032	3.150%	EUR	10,198,121	13,653,413
French Republic Government Bond OAT(f)
07/25/2036	0.100%	EUR	8,520,207	8,617,808
07/25/2040	1.800%	EUR	7,354,132	9,347,415
Total				52,415,015
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(f)
04/15/2030	0.500%	EUR	24,909,820	27,666,294
Italy 0.9%
Italy Buoni Poliennali Del Tesoro(f)
09/15/2026	3.100%	EUR	2,590,503	2,965,008
05/15/2028	1.300%	EUR	9,481,724	10,194,854
09/15/2035	2.350%	EUR	8,307,929	9,440,913
09/15/2041	2.550%	EUR	6,872,580	8,011,114
Total				30,611,889
Japan 0.6%
Japanese Government CPI-Linked Bond
03/10/2029	0.100%	JPY	1,716,712,020	12,326,808
03/10/2033	0.005%	JPY	1,098,741,800	7,936,706
Total				20,263,514
Spain 0.2%
Spain Government Inflation-Linked Bond(f)
11/30/2033	0.700%	EUR	7,395,619	7,668,915
Sweden 0.2%
Sweden Inflation-Linked Bond(f)
06/01/2032	0.125%	SEK	67,829,528	5,691,995
United Kingdom 3.3%
United Kingdom Gilt Inflation-Linked Bond(f)
03/22/2029	0.125%	GBP	15,639,774	19,091,375
03/22/2034	0.750%	GBP	15,306,929	19,417,737
11/22/2037	1.125%	GBP	13,295,913	17,333,883
03/22/2044	0.125%	GBP	14,747,165	15,143,366
11/22/2047	0.750%	GBP	5,978,445	6,853,222
03/22/2050	0.500%	GBP	7,716,712	8,242,808
03/22/2052	0.250%	GBP	9,356,736	9,231,720
11/22/2056	0.125%	GBP	7,529,879	7,009,891
11/22/2065	0.125%	GBP	5,203,135	4,757,064
03/22/2068	0.125%	GBP	3,898,162	3,554,043
Total				110,635,109
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.7%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%	16,988,090	15,891,050
01/15/2028	0.500%	19,490,306	18,165,767
01/15/2029	0.875%	28,690,825	27,024,508
07/15/2029	0.250%	12,539,801	11,385,620
07/15/2030	0.125%	18,949,719	16,797,404
04/15/2032	3.375%	19,423,796	21,538,719
02/15/2042	0.750%	13,062,609	10,582,498
02/15/2043	0.625%	10,721,399	8,351,891
02/15/2045	0.750%	11,418,828	8,913,169
02/15/2048	1.000%	10,646,794	8,556,581
02/15/2050	0.250%	12,520,318	8,059,794
Total			155,267,001
Total Inflation-Indexed Bonds (Cost $541,195,648)			428,989,020

Multi-Asset/Tactical Strategies Funds 0.2%
	Shares	Value ($)
Columbia Solutions Aggressive Portfolio(a)	141,672	1,170,214
Columbia Solutions Conservative Portfolio(a)	704,777	6,342,989
Total Multi-Asset/Tactical Strategies Funds (Cost $8,965,031)		7,513,203

Residential Mortgage-Backed Securities - Agency 9.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(h)
09/21/2053	3.000%	40,050,000	35,211,147
09/21/2053	3.500%	30,750,000	27,921,240
09/21/2053	4.000%	20,020,000	18,653,009
Uniform Mortgage-Backed Security TBA(h)
09/18/2038	2.500%	22,648,328	20,366,686
09/18/2038- 09/14/2053	3.000%	98,700,000	85,813,126
09/14/2053	3.500%	61,000,000	54,521,133
09/14/2053	4.000%	49,940,000	46,093,059
09/14/2053	4.500%	35,330,000	33,497,256
Total Residential Mortgage-Backed Securities - Agency (Cost $323,384,095)			322,076,656

U.S. Treasury Obligations 20.1%

U.S. Treasury
10/31/2026	1.125%	43,400,000	39,124,422
11/30/2028	1.500%	34,742,000	30,260,825
04/30/2029	2.875%	39,089,000	36,377,201
05/15/2029	2.375%	28,507,000	25,821,106
08/15/2029	1.625%	28,483,500	24,664,931
05/31/2030	3.750%	230,600,000	224,366,594
06/30/2030	3.750%	38,850,000	37,799,836

4	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2030	0.625%	26,810,000	21,125,442
02/15/2031	1.125%	24,922,000	20,245,231
08/15/2031	1.250%	31,458,000	25,402,335
11/15/2031	1.375%	26,522,000	21,495,252
05/15/2033	3.375%	173,400,000	163,375,312
Total U.S. Treasury Obligations (Cost $723,352,012)			670,058,487

Money Market Funds 36.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(a),(i)	1,222,926,185	1,222,559,307
Total Money Market Funds (Cost $1,222,445,957)		1,222,559,307
Total Investments in Securities (Cost: $3,703,091,748)		3,464,394,805
Other Assets & Liabilities, Net		(124,932,531)
Net Assets		3,339,462,274
At August 31, 2023, securities and/or cash totaling $169,605,558 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
68,203,000 DKK	9,948,751 USD	Barclays	09/27/2023	12,844	—
15,378,000 EUR	16,818,157 USD	Barclays	09/27/2023	125,318	—
59,981,000 AUD	38,840,696 USD	Citi	09/27/2023	—	(55,662)
425,135,296 EUR	462,148,070 USD	Citi	09/27/2023	663,140	—
17,035,098 USD	26,307,000 AUD	Citi	09/27/2023	24,413	—
156,873,265 GBP	199,464,356 USD	Goldman Sachs International	09/27/2023	716,597	—
541,274,000 CNY	74,735,796 USD	HSBC	09/27/2023	—	(116,646)
60,215,000 HKD	7,688,134 USD	HSBC	09/27/2023	1,617	—
29,232,000,000 KRW	21,949,242 USD	HSBC	09/27/2023	—	(151,203)
204,000 NZD	121,877 USD	HSBC	09/27/2023	226	—
5,282,000 SGD	3,909,057 USD	HSBC	09/27/2023	—	(3,224)
34,020,338 USD	56,944,000 NZD	HSBC	09/27/2023	—	(62,961)
147,193 USD	2,489,000 MXN	JPMorgan	09/27/2023	—	(1,780)
54,881,000 CHF	62,665,832 USD	Morgan Stanley	09/27/2023	389,061	—
32,255,433,280 JPY	224,026,557 USD	Morgan Stanley	09/27/2023	1,549,157	—
13,870,000 ZAR	750,684 USD	Morgan Stanley	09/27/2023	17,655	—
14,753,000 CHF	16,836,721 USD	State Street	09/27/2023	95,605	—
457,774,000 JPY	3,158,026 USD	State Street	09/27/2023	593	—
158,753,000 SEK	14,545,357 USD	UBS	09/27/2023	29,642	—
16,809,717 USD	183,467,000 SEK	UBS	09/27/2023	—	(34,257)
6,372,000 CAD	4,705,107 USD	Wells Fargo	09/27/2023	—	(12,288)
20,112,000 NOK	1,897,417 USD	Wells Fargo	09/27/2023	4,398	—
17,071,152 USD	23,119,000 CAD	Wells Fargo	09/27/2023	44,585	—
16,656,077 USD	176,549,000 NOK	Wells Fargo	09/27/2023	—	(38,604)
Total				3,674,851	(476,625)

Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	500	09/2023	AUD	58,086,155	—	(214,072)
Euro-Bobl	83	09/2023	EUR	9,637,130	—	(66,563)
Euro-BTP	98	09/2023	EUR	11,360,160	38,530	—
Euro-Bund	374	09/2023	EUR	49,813,060	—	(426,251)
Euro-Buxl 30-Year	50	09/2023	EUR	6,690,000	—	(126,267)
Euro-OAT	262	09/2023	EUR	33,512,420	—	(171,818)
Long Gilt	428	12/2023	GBP	40,903,960	553,425	—
MSCI EAFE Index	71	09/2023	USD	7,488,015	1,306	—
MSCI EAFE Index	2,648	09/2023	USD	279,271,320	—	(3,669,069)
MSCI Emerging Markets Index	3,803	09/2023	USD	186,213,895	—	(5,868,069)
S&P 500 Index E-mini	3,223	09/2023	USD	727,753,400	27,959,590	—
S&P/TSX 60 Index	182	09/2023	CAD	44,266,040	429,017	—
U.S. Treasury 10-Year Note	1,449	12/2023	USD	160,884,281	1,277,943	—
U.S. Treasury Ultra 10-Year Note	1,808	12/2023	USD	209,925,750	2,193,724	—
Total					32,453,535	(10,542,109)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(1,067)	09/2023	EUR	(46,019,710)	214,511	—
FTSE 100 Index	(882)	09/2023	GBP	(65,819,250)	1,157,647	—
Japanese 10-Year Government Bond	(37)	09/2023	JPY	(5,432,340,000)	329,415	—
U.S. Treasury 5-Year Note	(1,188)	12/2023	USD	(127,023,188)	—	(720,856)
Total					1,701,573	(720,856)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	2.026	USD	243,367,000	5,137,127	—	—	5,137,127	—
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	4.252	USD	418,976,000	13,749,907	—	—	13,749,907	—
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.635	USD	361,858,000	3,914,361	—	—	3,914,361	—
Total								22,801,395	—	—	22,801,395	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR less a spread of 40-55 basis points on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR plus a spread of 40 basis points on long CFDs.	Monthly	Goldman Sachs International	09/02/2026	USD	61,941,215	192,202	(120,579)	71,623	—
6	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2023. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Broadstone Net Lease, Inc.	185,700	3,024,147	(21,378)	(29.8)
Health Care REITs
Ventas, Inc.	68,900	2,899,312	110,240	153.9
Hotel & Resort REITs
Host Hotels & Resorts, Inc.	166,800	2,621,279	12,493	17.4
Park Hotels & Resorts, Inc.	245,000	3,107,962	35,388	49.4
Industrial REITs
STAG Industrial, Inc.	30,400	1,106,919	3,593	5.0
Office REITs
Boston Properties, Inc.	59,400	3,830,112	136,026	189.9
Kilroy Realty Corp.	19,400	679,194	37,636	52.5
Residential REITs
AvalonBay Communities, Inc.	6,300	1,136,835	21,231	29.6
Mid-America Apartment Communities, Inc.	20,100	2,849,778	69,345	96.8
Retail REITs
Agree Realty Corp.	15,100	929,858	3,624	5.1
Kite Realty Group Trust	36,500	826,725	(2,920)	(4.1)
Regency Centers Corp.	30,800	1,917,300	(1,540)	(2.2)
Retail Opportunity Investments Corp.	212,800	2,864,979	(691)	(1.0)
Specialized REITs
Gaming and Leisure Properties, Inc.	36,400	1,699,152	26,208	36.6
National Storage Affiliates Trust	77,000	2,498,090	89,110	124.4
SBA Communications Corp.	2,600	597,818	(14,040)	(19.6)
Total		32,589,460	504,325

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	(3,200)	(206,176)	(1,984)	(2.8)
Health Care REITs
Medical Properties Trust, Inc.	(176,000)	(1,335,840)	65,120	90.9
Physicians Realty Trust	(159,100)	(2,214,672)	1,591	2.2
Industrial REITs
EastGroup Properties, Inc.	(13,700)	(2,434,957)	(25,974)	(36.3)
LXP Industrial Trust	(341,400)	(3,281,241)	(71,307)	(99.6)
Office REITs
Douglas Emmett, Inc.	(149,600)	(1,923,856)	(121,176)	(169.2)
Paramount Group, Inc.	(139,100)	(649,597)	(65,377)	(91.3)
Residential REITs
Apartment Income REIT Corp.	(132,200)	(4,463,072)	(39,660)	(55.4)
Camden Property Trust	(31,600)	(3,350,232)	(50,560)	(70.6)
Retail REITs
Kimco Realty Corp.	(32,500)	(614,900)	(650)	(0.9)
Phillips Edison & Co., Inc.	(54,500)	(1,869,350)	23,980	33.5
Urban Edge Properties	(139,400)	(2,268,617)	(11,967)	(16.7)
Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Specialized REITs
Crown Castle International Corp.	(21,400)	(2,182,915)	32,215	45.0
CubeSmart	(62,400)	(2,556,330)	(46,374)	(64.7)
Total		(29,351,755)	(312,123)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for difference (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs.	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs.	Monthly	Morgan Stanley	08/06/2025	USD	26,475,837	(152,153)	(28,154)	—	(180,307)
The following table represents the contracts for differences underlying the swap arrangement as of August 31, 2023. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	131,800	3,105,407	60,429	(33.5)
Industrial REITs
Rexford Industrial Realty, Inc.	34,200	1,784,512	44,162	(24.5)
Office REITs
Brandywine Realty Trust	220,200	1,039,344	61,656	(34.2)
Highwoods Properties, Inc.	52,700	1,224,748	31,093	(17.2)
Vornado Realty Trust	97,000	2,090,350	239,590	(132.9)
Residential REITs
Sun Communities, Inc.	9,400	1,148,962	1,786	(1.0)
Specialized REITs
Public Storage	12,400	3,468,156	(41,044)	22.8
Total		13,861,479	397,672

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
DiamondRock Hospitality Co.	(232,200)	(1,795,663)	(75,869)	42.1
Pebblebrook Hotel Trust	(252,400)	(3,538,661)	(113,567)	63.0
Office REITs
Piedmont Office Realty Trust, Inc.	(133,100)	(891,770)	(22,627)	12.5
SL Green Realty Corp.	(58,300)	(1,879,009)	(409,849)	227.3
Residential REITs
Equity LifeStyle Properties, Inc.	(23,700)	(1,599,039)	12,087	(6.7)
Retail REITs
Macerich Co. (The)	(49,800)	(611,544)	29,382	(16.3)
Spirit Realty Capital, Inc.	(41,400)	(1,591,056)	(7,398)	4.1
Tanger Factory Outlet Centers, Inc.	(28,800)	(707,616)	38,016	(21.1)
Total		(12,614,358)	(549,825)

8	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	5.330%
SOFR	Secured Overnight Financing Rate	5.310%
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	175,783,540	55,000,000	(49,601,139)	20,179,510	201,361,911	—	(1,299,741)	—	19,250,661
Columbia Short-Term Cash Fund, 5.476%
	1,612,883,985	1,250,421,070	(1,641,053,321)	307,573	1,222,559,307	—	(36,689)	17,308,282	1,222,926,185
Columbia Solutions Aggressive Portfolio
	1,120,628	—	—	49,586	1,170,214	—	—	—	141,672
Columbia Solutions Conservative Portfolio
	6,272,511	—	—	70,478	6,342,989	—	—	—	704,777
Total	1,796,060,664			20,607,147	1,431,434,421	—	(1,336,430)	17,308,282

(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Non-income producing investment.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $466,739,444, which represents 13.98% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2023.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Adaptive Risk Allocation Fund, August 31, 2023 (Unaudited)
Currency Legend  (continued)
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Adaptive Risk Allocation Fund | First Quarter Report 2023

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1QT214_05_N01_(10/23)